General and Administrative Expense, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative expenses
Management fee - related party	$ 11,611	$ 10,764	$ 8,962
Professional fees (legal and accounting)	528	906	813
Compensation for Directors and Officers	1,907	1,712	2,004
Listing fees and expenses	107	90	87
Miscellaneous	1,228	1,145	1,465
Total	$ 15,381	$ 14,617	$ 13,331